Related Party Balances and Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Trade receivables, net	$ 20,266	$ 4,388
Other accounts receivable and prepaid expenses	2,685	1,960
Liabilities:
Other accounts payables and accrued expenses	3,428	2,081
Balances with related parties [Member]
Assets:
Trade receivables, net	14,329	952
Other accounts receivable and prepaid expenses	2	588
Liabilities:
Trade payables	63	169
Other accounts payables and accrued expenses	140	92
Advances from customers		$ 1,880